UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2009
                                                     ------------------


Check here if Amendment [  ]: Amendment Number:
                                                     ---------------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number:   028-10134
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Horowitz
Title:            Chief Operating Officer and General Counsel
Phone:            212-812-4700

Signature, Place and Date of Signing:


      /s/ Mark Horowitz            New York, New York      August 14, 2009
-----------------------------      ------------------     -----------------
            [Signature]               [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
                                                      -------------------------

Form 13F Information Table Entry Total:                          48
                                                      -------------------------

Form 13F Information Table Value Total:                      $3,678,050
                                                      -------------------------
                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                     QUARTER ENDED JUNE 30, 2009

                                                             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- --------   ---------- --- ---- ------- --------   -------- -------- -----
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                     COM          00817Y108    148,338   5,921,679 SH        SOLE            5,921,679
-----------------------------------------------------------------------------------------------------------------------------------
ALBEMARLE CORP                    COM          012653101      6,100     238,576 SH        SOLE              238,576
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC              COM          017361106      5,130     200,000 SH        SOLE              200,000
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                        ORD          G02602103     69,173   3,224,869 SH        SOLE            3,224,869
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP            COM          03073E105    131,775   7,428,142 SH        SOLE            7,428,142
-----------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC                  COM          043353101     28,902   6,583,656 SH        SOLE            6,583,656
-----------------------------------------------------------------------------------------------------------------------------------
BALL CORP                         COM          058498106     14,559     322,379 SH        SOLE              322,379
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM          060505104     71,298   5,401,377 SH        SOLE            5,401,377
-----------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                   CL B         093679207        473   1,213,170 SH        SOLE            1,213,170
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP             COM          14040H105     30,997   1,416,700 SH        SOLE            1,416,700
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                        COM          125509109    201,703   8,372,906 SH        SOLE            8,372,906
-----------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION          COM          126650100    191,417   6,006,195 SH        SOLE            6,006,195
-----------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO           COM          257867101    115,098   9,905,125 SH        SOLE            9,905,125
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                          COM          278642103    118,238   6,902,370 SH        SOLE            6,902,370
-----------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC               COM          302182100    167,701   2,439,290 SH        SOLE            2,439,290
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV      COM          31620M106     98,396   4,929,645 SH        SOLE            4,929,645
-----------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP               COM          316773100     77,486  10,913,556 SH        SOLE           10,913,556
-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF            COM          318522307      2,964     114,400 SH        SOLE              114,400
-----------------------------------------------------------------------------------------------------------------------------------
FISERV INC                        COM          337738108     29,023     634,942 SH        SOLE              634,942
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD              ORD          Y2573F102     63,916  15,401,397 SH        SOLE           15,401,397
-----------------------------------------------------------------------------------------------------------------------------------
HARMAN INTL INDS INC              COM          413086109     36,104   1,920,420 SH        SOLE            1,920,420
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                COM          428236103     60,868   1,574,842 SH        SOLE            1,574,842
-----------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP            COM          53217V109    125,131   2,999,316 SH        SOLE            2,999,316
-----------------------------------------------------------------------------------------------------------------------------------
MACROVISION SOLUTIONS CORP        COM          55611C108     60,831   2,789,134 SH        SOLE            2,789,134
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                    CL A         57636Q104     38,224     228,460 SH        SOLE              228,460
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                     COM          58155Q103     86,717   1,970,838 SH        SOLE            1,970,838
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                   COM          61166W101      7,434     100,000 SH        SOLE              100,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                      COM          681904108    183,396   7,119,424 SH        SOLE            7,119,424
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                       COM          68389X105    136,824   6,387,652 SH        SOLE            6,387,652
-----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                      COM NEW      74157K846      4,984   2,479,552 SH        SOLE            2,479,552
-----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANCIAL CORP NEW        COM          7591EP100     72,484  17,941,667 SH        SOLE           17,941,667
-----------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP                  COM          800907107        862   1,968,563 SH        SOLE            1,968,563
-----------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW               COM          81211K100     14,241     771,879 SH        SOLE              771,879
-----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO INC    NOTE 3.250%10/1  82966UAD5     23,292  36,750,000 PRN       SOLE                                 NONE
-----------------------------------------------------------------------------------------------------------------------------------
SONIC AUTOMOTIVE INC          NOTE 4.250%11/3  83545GAK8     15,812  18,200,000 PRN       SOLE                                 NONE
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC            COM NEW        866810203     32,270   3,500,000 SH        SOLE            3,500,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC                  COM          867914103     85,540   5,200,000 SH        SOLE            5,200,000
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                     COM          871503108     45,229   2,903,000 SH        SOLE            2,903,000
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                       COM          87612E106     29,603     750,000 SH        SOLE              750,000
-----------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                    COM          881451108      2,926   1,912,203 SH        SOLE            1,912,203
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC      COM          883556102    115,125   2,823,767 SH        SOLE            2,823,767
-----------------------------------------------------------------------------------------------------------------------------------
TYCO ELECTRONICS LTD            COM NEW        G9144P105     25,452   1,369,114 SH        SOLE            1,369,114
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC            COM          91324P102    184,488   7,385,445 SH        SOLE            7,385,445
-----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW        902973304     22,400   1,250,000 SH        SOLE            1,250,000
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                      COM          92343E102     18,055     974,873 SH        SOLE              974,873
-----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       COM          931422109    114,788   3,904,358 SH        SOLE            3,904,358
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                     COM          94973V107    363,140   7,135,775 SH        SOLE            7,135,775
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD         SHS          G96655108    199,143   7,739,722 SH        SOLE            7,739,722
-----------------------------------------------------------------------------------------------------------------------------------